Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 315	$ 1,274	$ 528
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	1,313	871	586
Deferred income taxes	43	51	1
Gain on curtailment of other postretirement benefit plans	0	(15)	0
Amortization included in interest expense	(55)	(13)	20
Bridge loan related fees	0	62	0
Non-cash compensation expense	61	47	42
Gain on deconsolidation of Propane Business	0	(1,057)	0
Gain on sale of AmeriGas common units	(87)	0	0
Goodwill impairment	689	0	0
Losses on extinguishments of debt	162	123	0
Losses on disposal of assets	2	4	1
Equity in earnings of unconsolidated affiliates	(236)	(212)	(117)
Distributions from unconsolidated affiliates	313	208	126
LIFO valuation adjustments	(3)	75	0
Other non-cash	51	211	33
Net change in operating assets and liabilities, net of effects of acquisitions and deconsolidations (see Note 2)	(149)	(551)	158
Net cash provided by operating activities	2,419	1,078	1,378
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for all other acquisitions	(405)	(10)	(1,972)
Cash proceeds from contribution and sale of propane operations	0	1,443	0
Cash proceeds from the sale of the MGE and NEG assets (See Note 3)	1,008	0	0
Cash proceeds from the sale of AmeriGas common units	346	0	0
Proceeds from the sale of other assets	89	251	33
Capital expenditures (excluding allowance for equity funds used during construction)	(3,505)	(3,271)	(1,810)
Contributions in aid of construction costs	52	35	25
Contributions to unconsolidated affiliates	(3)	(37)	(222)
Distributions from unconsolidated affiliates in excess of cumulative earnings	419	189	72
Restricted cash	(348)	5	0
Other	0	171	0
Net cash used in investing activities	(2,347)	(4,196)	(3,874)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	12,934	12,870	8,262
Repayments of long-term debt	(11,951)	(8,848)	(6,264)
Subsidiary equity offerings, net of issue costs	1,759	1,103	1,903
Distributions to partners	(733)	(666)	(526)
Distributions to noncontrolling interests	(1,428)	(1,017)	(779)
Debt issuance costs	(87)	(112)	(53)
Capital contributions received from noncontrolling interest	18	42	0
Redemption of Preferred Units	(340)	0	0
Other, net	(26)	(8)	(7)
Net cash provided by financing activities	146	3,364	2,536
INCREASE IN CASH AND CASH EQUIVALENTS	218	246	40
CASH AND CASH EQUIVALENTS, beginning of period	372	126	86
CASH AND CASH EQUIVALENTS, end of period	590	372	126
SUG Merger [Member]
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for all other acquisitions	$ 0	$ (2,972)	$ 0